Convertible debentures (Tables)	6 Months Ended
Jun. 30, 2023
Convertible Debentures
Schedule of Fair Value Assumptions of Conversion Features

The relative fair value of the warrants and conversion features were determined using the Black-Scholes Option Pricing Model using the assumptions set out as follows:

April 20, 2023
Risk-free interest rate	3.86%
Expected volatility	101.71 – 119.94%
Dividend yield	0%
Expected life	2.03 - 2.19 years

Schedule of Convertible Debt

A continuity schedule of the Company’s convertible debt is as follows:

Balance as at January 1, 2023	$-
Issued	11,322,635
Transaction costs	(992,525)
Transaction costs allocated to equity	77,086
Relative fair value of conversion feature	(369,181)
Relative fair value of Warrants	(495,653)
Accretion	157,228
Interest	258,797
Impact of foreign currency adjustment	(21,132)
Balance as at June 30, 2023	$9,937,255

Current	$-
Long-term	$9,937,255